Organization and Principal Activities (Details Textual)	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended
	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Dec. 31, 2013 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Guifang Qi [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Xingming Han [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Dec. 31, 2013 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Feb. 28, 2010 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Dec. 31, 2013 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Feb. 23, 2010 JSJ [Member] First Transfer Agreements [Member] CNY	Feb. 28, 2010 JSJ [Member] First Supplemental Agreement [Member]	Feb. 16, 2011 JSJ [Member] Second Transfer Agreements [Member] CNY	Oct. 28, 2010 JSJ [Member] Second Transfer Agreements [Member] USD ($)	Feb. 28, 2010 YBP [Member] All HDS Shareholders as a group (3 persons) [Member]	Feb. 28, 2010 YBP [Member] All other existing shareholders [Member]
Organization and Principal Activities (Textual)
Shareholders ownership percentage	62.81%		18.53%	4.82%	3.22%		10.62%						41.50%	2.50%
Value of Shares transferred by original shareholders									45,000,000			$ 45,000,000
Discription of First Supplemental Agreement dated February 26, 2010										JSJ had the right to put the shares of HDS back to the Original Shareholders for the original purchase price of an aggregate RMB 45,000,000, in the event that the transaction did not close or PRC governmental approval was not received, within six months following the execution of the First Transfer Agreements.
Consideration not paid to HDS shareholders in first restructure											45,000,000
Percentage of owned shares transferred by HDS shareholders												100.00%
Ownership percentage returned to shareholders by JSJ on second transfer agreement		62.81%				3.22%		10.62%
Additional ownership percentage returned to shareholders by JSJ on second transfer agreement		13.84%